Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of components of deferred taxes

	2012	2011
Deferred tax assets:
Bad debts	$996	$915
Deferred compensation	361	348
FHLMC preferred stock impairment loss	151	151
Nonaccrual loan interest income	87	112
Deferred loan fees	84	165
Stock-based compensation	67	43
Accrued bonus	37	23
Deferred income	33	33
Real estate owned write-down	0	38

Total	$1,816	$1,831
Deferred tax liabilities:
Unrealized security gains, net	$2,035	$1,876
Depreciation	829	911
Federal Home Loan Bank stock dividends	542	542
Purchase accounting adjustments	64	66
Mortgage servicing rights	45	26
Prepaid expenses	14	9
Partnership income	0	3

Total	3,529	3,433

Net deferred tax liability	$(1,713)	$(1,602)

Schedule of components of income tax expense

	2012	2011	2010
Current	$599	$419	$(24)
Deferred	(48)	25	95

	$551	$444	$71

Schedule of reconciliation of income tax at federal statutory rate to effective rate of tax on financial statements

	2012		2011		2010
	Rate	Amount	Rate	Amount	Rate	Amount
Tax at federal statutory rate	34%	$1,143	34%	$1,039	34%	$475
Tax-exempt income	(17)	(580)	(17)	(513)	(29)	(399)
Other	0	(12)	(2)	(82)	0	(5)

Income tax expense	17%	$551	15%	$444	5%	$71